Short-term Bank Loans (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Jul. 01, 2016	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Nov. 30, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Jul. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Apr. 30, 2015 CNY (¥)
Short-term Bank Loans
Total short-term bank loans													$ 38,930	¥ 267,665			¥ 330,000
Short-term bank loans secured by bank deposits								¥ 354,602					39,219	269,648			336,700
Short-term bank loan from Hang Seng Bank
Short-term Bank Loans
Short-term bank loans maturity		12 months
Short-term bank loans		$ 16,000	$ 23,000												¥ 109,800	¥ 157,900
Total short-term bank loans													39,000	267,700			0
Hang Seng Bank
Short-term Bank Loans
Short-term bank loans maturity			12 months						12 months	12 months	12 months	12 months
Short-term bank loans			$ 47,000						$ 6,900	$ 14,800	$ 10,000	$ 20,200						¥ 46,700	¥ 99,200	¥ 64,800	¥ 123,600
Re-designation of loans									$ 51,900									¥ 354,600
Hang Seng Bank | LIBOR
Short-term Bank Loans
Short-term bank loans variable rate basis description			LIBOR						LIBOR
Short-term bank loans variable interest rate (in percent)	1.00%		1.20%						1.00%
Secured short-term bank loan facility
Short-term Bank Loans
Short-term bank loans secured by bank deposits													$ 39,200	269,600			0
CMB Facility
Short-term Bank Loans
Total short-term bank loans														0			330,000
Short-term bank loans secured by bank deposits														¥ 0			¥ 336,700
First CMB Facility
Short-term Bank Loans
Short-term bank loans maturity											12 months
Short-term bank loans								¥ 4,000
Short-term bank loans interest rate (in percent)								4.35%
Second CMB Facility
Short-term Bank Loans
Short-term bank loans maturity					12 months	12 months	12 months
Short-term bank loans					¥ 50,000	¥ 102,000	¥ 208,000
Short-term bank loans interest rate (in percent)					5.50%	5.70%	6.30%
Repayment of short-term bank loan				¥ 30,000